Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Line of Credit/Notes Payable/Convertible Note Payable [Abstract]
Notes Payable

Note 6 – Notes Payable

Notes payable as of September 30, 2018 and December 31, 2017 is as follows:

	Outstanding Principal as of				Warrants
	September 30, 2018	December 31, 2017	Interest Rate	Maturity Date	Quantity	Exercise Price
The February 2017 Offering	$5,369	$400,000	12%	September 1, 2017	2,450,000	$0.20
The June 2017 Loan Agreement	-	50,000	12%	September 1, 2017	35,000	0.20
The First November 2017 Loan Agreement	-	100,000	15%	January 12, 2018	-	-
The Second November 2017 Loan Agreement	-	50,000	15%	January 13, 2018	-	-
The Third November 2017 Loan Agreement	-	100,000	15%	January 13, 2018	-	-
July 2018 Loan Agreement	100,000		6%	August 2018	300,000	-
	105,369	700,000
Less: Debt Discount	-	(10,500)
Less: Debt Issuance Costs	(241)	-
	$105,128	$689,500

Private Placement Offerings:

The February 2017 Offering

From February 24, 2017 through March 17, 2017, the Company conducted multiple closings of a private placement offering (the “February 2017 Offering”) of the Company’s securities by entering into subscription agreements (the “Subscription Agreements”) with accredited investors (the “Accredited Investors”) for aggregate gross proceeds of $916,585 for which the Accredited Investors received $975,511 in principal value of secured promissory notes with an original issue discount of six percent (6%) (the “February 2017 Offering Notes”) and warrants to purchase the Company’s common stock (the “February 2017 Offering Warrants”).

The February 2017 Offering Notes are convertible into shares of the Company’s common stock at the time of Company’s next round of financing (the “Subsequent Offering”) at a price equal to eighty-five percent (85%) of the price per share offered in the Subsequent Offering (the “Conversion Price”). The February 2017 Offering Warrants have a five-year term. Investors received the February 2017 Offering Warrants in the following amounts: (i) Investors purchasing $150,000 or more of the Offering received a February 2017 Offering Warrant equal to one hundred thirty percent (130%) of the dollar amount invested in the Offering; (ii) investors purchasing at least $100,000 but less than $150,000 of the February 2017 Offering received a February 2017 Offering Warrant equal to one hundred percent (100%) of the dollar amount invested in the Offering; and (iii) investors purchasing less than $100,000 of the Offering received to a February 2017 Offering Warrant equal to seventy percent (70%) of the dollar amount invested in the Offering. The February 2017 Offering Warrants entitle the holder to purchase shares of the Company’s common stock at $0.20 per share (the “Exercise Price”).

The Conversion Price and the Exercise Price are subject to adjustments for issuances of (i) the Company’s common stock, (ii) any equity linked instruments or (iii) securities convertible into the Company’s common stock, at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustments shall result in the Conversion Price or Exercise Price being reduced to such lower purchase price, as described in the February 2017 Offering Notes and the February 2017 Offering Warrants.

Pursuant to the Subscription Agreements, the February 2017 Offering Notes matured on September 1, 2017 (the “February 2017 Offering Maturity Date”). Prior to the February 2017 Offering Maturity Date, investors representing $575,511 in principal value converted their February 2017 Offering Notes into two year, 15% secured convertible promissory notes offered by the Company (the “August 2017 Convertible Note Offering”). The remaining investors representing an aggregate $400,000 in principal of the February 2017 Offering Notes agreed to forbear their right to declare an event of default until December 15, 2017 during which time they retain the right to convert their principal and any accrued but unpaid interest into the August 2017 Convertible Note Offering. In consideration of the forbearance for which the investors will receive a warrant to purchase up to fifteen percent (15%) of the shares of common stock underlying the warrant acquired with the purchase of the February 2017 Offering Notes at a purchase price of $0.20 per share, and the interest on their note would be increased to eighteen percent (18%) from September 1, 2017 through December 15, 2017 or the conversion date, whichever is sooner.

During the nine months ended September 30, 2018 the Company has repaid $131,606 of principal and $45,931 of unpaid interest. In addition, during the nine months ended September 30, 2018, the Company converted $263,025 of principal and $21,502 of unpaid interest into 1,422,639 shares of common stock. Upon conversion of the notes, the Company also issued 711,320 warrants with a grant date fair value of $102,954 which is recorded in Other income (expense) on the accompanying condensed consolidated statement of operations.

The June 2017 Loan Agreement

On June 12, 2017, the Company entered into a loan agreement (the “June 2017 Loan Agreement”) with an individual (the “June 2017 Lender”) whereby the June 2017 Lender issued the Company a promissory note of $50,000 (the “June 2017 Note”). Pursuant to the June 2017 Loan Agreement, the June 2017 Note bears interest at a rate of 10% per annum. As additional consideration for entering in the June 2017 Loan Agreement, the Company issued the June 2017 Lender a five-year warrant to purchase 35,000 shares of the Company’s common stock with an exercise price of $0.20 per share. The maturity date of the June 2017 Note was September 1, 2017 (the “June 2017 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2017 Note were due.

During the nine months ended September 30, 2018 the Company has repaid $50,000 principal and the debtor has forgiven the interest of $4,424 this was recorded as a gain on forgiveness of debt on the accompanying condensed consolidated statement of operations.

The First November 2017 Loan Agreement

On November 28, 2017, the Company entered into a loan agreement (the “First November 2017 Loan Agreement”) with an individual (the “First November 2017 Lender”), the First November 2017 Lender issued the Company a promissory note of $100,000 (the “First November 2017 Note”). Pursuant to the First November 2017 Loan Agreement, the First November 2017 Note has interest of fifteen percent (15%), (i) five percent (5%) (i.e. $5,000) shall be payable in cash or convertible into shares of the Company’s restricted common stock at a rate of $0.20 per share, at the option of the Lender, at the Maturity Date; (ii) ten percent (10%) (i.e. $10,000) shall be paid in the form of the Company’s restricted common stock at a rate of $0.20 per share (equivalent to 50,000 shares of the Company’s common stock ). The maturity date of the First November 2017 Note was January 12, 2018 (the “First November 2017 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First November 2017 Note are due. On January 12, 2018, the First November 2017 Note and accrued but unpaid interest was converted into the Company’s August 2017 Convertible Note Offering.

The Second November 2017 Loan Agreement

On November 29, 2017, the Company entered into a loan agreement (the “Second November 2017 Loan Agreement”) with an individual (the “Second November 2017 Lender”), the Second November 2017 Lender issued the Company a promissory note of $50,000 (the “Second November 2017 Note”). Pursuant to the Second November 2017 Loan Agreement, the Second November 2017 Note has interest of fifteen percent (15%), (i) five percent (5%) (i.e. $2,500) shall be payable in cash or convertible into shares of the Company’s restricted common stock at a rate of $0.20 per share, at the option of the Lender, at the Maturity Date; (ii) ten percent (10%) (i.e. $5,000) shall be paid in the form of the Company’s restricted common stock at a rate of $0.20 per share (equivalent to 25,000 shares of the Company’s common stock ). The maturity date of the Second November 2017 Note was January 13, 2018 (the “Second November 2017 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second November 2017 Note are due. On January 12, 2018, the Second November 2017 Note and accrued but unpaid interest was converted into the Company’s August 2017 Convertible Note Offering.

The Third November 2017 Loan Agreement

On November 29, 2017, the Company entered into a loan agreement (the “Third November 2017 Loan Agreement”) with an individual (the “Third November 2017 Lender”), the Third November 2017 Lender issued the Company a promissory note of $100,000 (the “Third November 2017 Note”). Pursuant to the Third November 2017 Loan Agreement, the Third November 2017 Note has interest of fifteen percent (15%), (i) five percent (5%) (i.e. $5,000) shall be payable in cash or convertible into shares of the Company’s restricted common stock at a rate of $0.20 per share, at the option of the Lender, at the Maturity Date; (ii) ten percent (10%) (i.e. $10,000) shall be paid in the form of the Company’s restricted common stock at a rate of $0.20 per share (equivalent to 50,000 shares of the Company’s common stock). The maturity date of the Third November 2017 Note was January 13, 2018 (the “Third November 2017 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Third November 2017 Note are due. On January 12, 2018, the Third November 2017 Note and accrued but unpaid interest was converted into the Company’s August 2017 Convertible Note Offering.

On March 14, 2018, the Company entered into a loan agreement (the “March 2018 Loan Agreement”) with an individual (the “March 2018 Lender”), the March 2018 Lender issued the Company a promissory note of $50,000 (the “March 2018 Note”). Pursuant to the March 2018 Loan Agreement, the March 2018 Note bears interest at a rate of 12% per annum. As additional consideration for entering in the March 2018 Loan Agreement, the Company issued the March 2018 Lender a five-year warrant to purchase 100,000 shares of the Company’s common stock with an exercise price of $0.20 per share. The maturity date of the March 2018 Note was March 29, 2018 (the “March 2018 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the March 2018 Note were due. On March 29, 2018, the March 2018 Note and accrued but unpaid interest was converted into the Company’s March 2018 Convertible Note Offering.

The May 2018 Offering

During the months of May and June 2018, the Company conducted multiple closings with accredited investors (the “May 2018 Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “Investors”) for aggregate gross proceeds of $658,500.

The May 2018 Offering consisted of a maximum of $1,200,000 of units of the Company’s securities (each, a “Unit” and collectively, the “Units”), with each Unit consisting of (i) a 13% promissory note (each, a ” May 2018 Offering Note” and, together, the “May 2018 Offering Notes”), and (ii) a four-year warrant (“May 2018 Offering Warrant”) to purchase the number of shares of the Company’s common stock equal to three times the principal amount in dollars invested by such investor in each May 2018 Offering Note (the “May 2018 Warrant Shares”) at an exercise price of $0.20 per share (the “May Offering Warrant Exercise Price”), subject to adjustment upon the terms thereof. The May 2018 Offering Notes mature on the nine-month anniversary of their issuance dates.

The Company recorded a $215,032 debt discount relating to 1,825,500 May 2018 Offering Warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

The May Offering Warrant Exercise Price of the May 2018 Offering Warrants are subject to adjustment for issuances of the Company’s common stock or any equity linked instruments or securities convertible into the Company’s common stock at a purchase price of less than the prevailing May 2018 Offering Warrant Exercise Price. Such adjustment shall result in the May 2018 Offering Warrant Exercise Price being reduced to such lower purchase price, subject to carve-outs as described therein.

During the nine months ended September 30, 2018, the Company converted $608,500 of principal and $723,780 of unpaid interest into the August 2018 equity raise (as defined below).

July 2018 Loan Agreements

In July 2018, the Company received gross proceeds of $100,000 from the issuance of notes payable. As additional consideration for entering into the debentures, the Company issued the investor a 4-year warrant to purchase 300,000 shares of the Company’s common stock at a purchase price of $0.20 per share. The Company recorded a $34,569 debt discount relating to these warrants issued to these investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of this note to accretion of debt discount and issuance cost.

Subsequent to the balance sheet date, on November 8, 2018 the Company executed upon agreements that extended the maturity dates of these loans to March 7, 2019. As part of the extension agreements, the Company issued 204,051 warrants to purchase common stock of the Company at an exercise price of $0.30.

August 2018 Loan Agreements

On August 30, 2018, the Company received gross proceeds of $33,333 from the issuance of a note payable. As additional consideration for entering into the debenture, the Company issued the investor a 4-year warrant to purchase 33,333 shares of the Company’s common stock at a purchase price of $0.20 per share. The Company recorded a $4,178 debt discount relating to these warrants issued to this investor based on the relative fair value of each equity instrument on the dates of issuance. The debt discount was fully accreted during the nine months ended September 30, 2018. On September 7, 2018 the Company has repaid $33,333 in principal.

Note 6 – Notes Payable

Notes payable as of December 31, 2017 and 2016 is as follows:

	Outstanding Principal as of				Warrants
	December 31, 2017	December 31, 2016	Interest Rate	Maturity Date	Quantity	Exercise Price
October 25, 2016	-	25,000	9%	July 1, 2017	50,000	$0.30
February 22, 2017	400,000	-	12%	September 1, 2017	2,450,000	$0.20
June 12, 2017	50,000	-	12%	September 1, 2017	35,000	$0.20
November 28, 2017	100,000	-	15%	January 12, 2018	-	-
November 29, 2017	50,000	-	15%	January 13, 2018	-	-
November 29, 2017	100,000	-	15%	January 13, 2018	-	-
	700,000	25,000
Less: Debt Discount	(10,500)	(9,421)
Less: Debt Issuance Costs	-	-
	$689,500	$15,579

Private Placement Offering:

From February 24, 2017 through March 17, 2017, the Company conducted multiple closings of a private placement offering (the “February 2017 Offering”) of the Company’s securities by entering into subscription agreements (the “Subscription Agreements”) with accredited investors (the “Accredited Investors”) for aggregate gross proceeds of $916,585 for which the Accredited Investors received $975,511 in principal value of secured promissory notes with an original issue discount of six percent (6%) (the “February 2017 Offering Notes”) and warrants to purchase the Company’s common stock (the “February 2017 Offering Warrants”).

The February 2017 Offering Notes are convertible into shares of the Company’s common stock at the time of Company’s next round of financing (the “Subsequent Offering”) at a price equal to eighty-five percent (85%) of the price per share offered in the Subsequent Offering (the “Conversion Price”). The February 2017 Offering Warrants have a five-year term. Investors received the February 2017 Offering Warrants in the following amounts: (i) Investors purchasing $150,000 or more of the Offering received a February 2017 Offering Warrant equal to one hundred thirty percent (130%) of the dollar amount invested in the Offering; (ii) investors purchasing at least $100,000 but less than $150,000 of the February 2017 Offering received a February 2017 Offering Warrant equal to one hundred percent (100%) of the dollar amount invested in the Offering; and (iii) investors purchasing less than $100,000 of the Offering received to a February 2017 Offering Warrant equal to seventy percent (70%) of the dollar amount invested in the Offering. The Warrants entitle the holder to purchase shares of the Company’s common stock at $0.20 per share (the “Exercise Price”).

The Conversion Price and the Exercise Price are subject to adjustments for issuances of (i) the Company’s common stock, (ii) any equity linked instruments or (iii) securities convertible into the Company’s common stock, at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustments shall result in the Conversion Price or Exercise Price being reduced to such lower purchase price, as described in the February 2017 Offering Notes and the February 2017 Offering Warrants.

Pursuant to the Subscription Agreements, the February 2017 Offering Notes matured on September 1, 2017 (the “February 2017 Offering Maturity Date”). Prior to the February 2017 Offering Maturity Date, investors representing $575,511 in principal value converted their February 2017 Offering Notes into two year, 15% secured convertible promissory notes offered by the Company (the “August 2017 Convertible Note Offering”). The remaining investors representing an aggregate $400,000 in principal of the February 2017 Offering Notes agreed to forbear their right to declare an event of default until December 15, 2017 during which time they retain the right to convert their principal and any accrued but unpaid interest into the August 2017 Convertible Note Offering. In consideration of the forbearance for which the investors will receive a warrant to purchase up to fifteen percent (15%) of the shares of common stock underlying the warrant acquired with the purchase of the February 2017 Offering Notes at a purchase price of $0.20 per share, and the interest on their note would be increased to eighteen percent (18%) from September 1, 2017 through December 15, 2017 or the conversion date, whichever is sooner.

On June 12, 2017, the Company entered into a loan agreement (the “June 2017 Loan Agreement”) with an individual (the “June 2017 Lender”), the June 2017 Lender issued the Company a promissory note of $50,000 (the “June 2017 Note”). Pursuant to the June 2017 Loan Agreement, the June 2017 Note bears interest at a rate of 10% per annum. As additional consideration for entering in the June 2017 Loan Agreement, the Company issued the June 2017 Lender a five-year warrant to purchase 35,000 shares of the Company’s common stock with an exercise price of $0.20 per share. The maturity date of the June 2017 Note was September 1, 2017 (the “June 2017 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2017 Note were due. As of the date of the filing the note is in default.

On July 21, 2017, the Company entered into a loan agreement (the “July 2017 Loan Agreement”) with an individual (the “July 2017 Lender”), the July 2017 Lender issued the Company a promissory note of $100,000 (the “July 2017 Note”). Pursuant to the July 2017 Loan Agreement, the July 2017 Note bears interest at a rate of 10% per annum. As additional consideration for entering in the July 2017 Loan Agreement, the Company issued the July 2017 Lender a five-year warrant to purchase 100,000 shares of the Company’s common stock with an exercise price of $0.20 per share. The maturity date of the July 2017 Note was April 21, 2017 (the “July 2017 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the July 2017 Note were due. On September 28, 2017, the July 2017 Note and accrued but unpaid interest was converted into the Company’s August 2017 Convertible Note Offering.

On August 18, 2017, the Company entered into a loan agreement (the “August 2017 Loan Agreement”) with an individual (the “August 2017 Lender”), the August 2017 the Company issued the Lender a promissory note of $50,000 (the “August 2017 Note”). Pursuant to the August 2017 Loan Agreement, the August 2017 Note bears interest at a rate of 15% per annum. The maturity date of the August 2017 Note was October 2, 2017 at which time all outstanding principal, accrued and unpaid interest and other amounts due under the August 2017 Note were due. During September 2017, the August 2017 Note and accrued but unpaid interest was converted into the Company’s August Convertible Note Offering.

On November 28, 2017, the Company entered into a loan agreement (the “First November 2017 Loan Agreement”) with an individual (the “First November 2017 Lender”), the First November 2017 Lender issued the Company a promissory note of $100,000 (the “First November 2017 Note”). Pursuant to the First November 2017 Loan Agreement, the First November 2017 Note has interest of fifteen percent (15%), (i) five percent (5%) (i.e. $5,000) shall be payable in cash or convertible into shares of the Company’s restricted common stock at a rate of $0.20 per share, at the option of the Lender, at the Maturity Date; (ii) ten percent (10%) (i.e. $10,000) shall be paid in the form of the Company’s restricted common stock at a rate of $0.20 per share (equivalent to 50,000 shares of the Company’s common stock issued at $0.20 per share). The maturity date of the First November 2017 Note was January 12, 2018 (the “First November 2017 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First November 2017 Note are due.

On November 29, 2017, the Company entered into a loan agreement (the “Second November 2017 Loan Agreement”) with an individual (the “Second November 2017 Lender”), the Second November 2017 Lender issued the Company a promissory note of $50,000 (the “Second November 2017 Note”). Pursuant to the Second November 2017 Loan Agreement, the Second November 2017 Note has interest of fifteen percent (15%), (i) five percent (5%) (i.e. $2,500) shall be payable in cash or convertible into shares of the Company’s restricted common stock at a rate of $0.20 per share, at the option of the Lender, at the Maturity Date; (ii) ten percent (10%) (i.e. $5,000) shall be paid in the form of the Company’s restricted common stock at a rate of $0.20 per share (equivalent to 25,000 shares of the Company’s common stock issued at $0.20 per share). The maturity date of the Second November 2017 Note was January 13, 2018 (the “Second November 2017 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second November 2017 Note are due.

On November 29, 2017, the Company entered into a loan agreement (the “Third November 2017 Loan Agreement”) with an individual (the “Third November 2017 Lender”), the Third November 2017 Lender issued the Company a promissory note of $100,000 (the “Third November 2017 Note”). Pursuant to the Third November 2017 Loan Agreement, the Third November 2017 Note has interest of fifteen percent (15%), (i) five percent (5%) (i.e. $5,000) shall be payable in cash or convertible into shares of the Company’s restricted common stock at a rate of $0.20 per share, at the option of the Lender, at the Maturity Date; (ii) ten percent (10%) (i.e. $10,000) shall be paid in the form of the Company’s restricted common stock at a rate of $0.20 per share (equivalent to 50,000 shares of the Company’s common stock issued at $0.20 per share). The maturity date of the Third November 2017 Note was January 13, 2018 (the “Third November 2017 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Third November 2017 Note are due.